Short-Term Promissory Notes, Unsecured Loans and Advances (Tables)	6 Months Ended
Jun. 30, 2018
Short-Term Promissory Notes, Unsecured Loans and Advances\Convertible Promissory Notes and Warrant Agreements [Abstract]
Schedule of short-term promissory notes, unsecured loans and advances
	As of June 30, 2018	As of December 31, 2017
Short-term promissory notes, including accrued interest	$259,184	$253,000
Unsecured loans	$283,000	$—
Advances	$188,000	$—